Concentration of Credit Risk, Significant Customers and Geographic Information - Summary of Percentage of Customers Accounted for Accounts Receivable (Detail) - Rocket Lab USA, Inc. - Accounts Receivable [Member]
12 Months Ended
Dec. 31, 2020
US Commercial Customer A [Member]
Concentration Risk [Line Items]
Percentage of Accounts Receivable	62.00%
US Commercial Customer B [Member]
Concentration Risk [Line Items]
Percentage of Accounts Receivable	13.00%
International Customer C [Member]
Concentration Risk [Line Items]
Percentage of Accounts Receivable	12.00%